CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (23,676)	$ (3,913)	$ 4,820
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	572	644	702
Lease amortization	1,516	1,946
Net loss (gain) on disposal of assets		5	(21)
Gain on liquidation of a subsidiary			(909)
Reversal of ASC 460 reserve due to expiration of statute of limitations		(1,182)	(2,462)
Equity loss of associates			613
Investment impairment	1,029		370
Gain on reversal of accounts payable		(3,161)
Stock-based compensation expense	703	1,399	1,097
Allowance for credit losses	9,441	4,396	812
Deferred income taxes	(1,499)	(465)	705
Changes in operating assets and liabilities
Accounts receivable	18,767	(21,561)	(44,815)
Inventories and deferred costs	(60)	20,182	6,565
Prepaids and other assets	600	(3,625)	5,540
Accounts payable	(5,754)	(19,882)	23,193
Income taxes payable	(1,894)	506	(929)
Customer advances	231	(401)	(6,044)
Deferred revenue	(1,254)	(2,259)	(4,930)
Other liabilities	(2,122)	3,224	(10,413)
Net cash used in operating activities	(3,400)	(24,147)	(26,106)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(115)	(507)	(225)
Acquisition of uSTAR, net of cash acquired			(673)
Purchase of short-term investments		(41)
Proceeds from sale of short-term investments	2,095	41	3,143
Net cash provided by (used in) investing activities	1,980	(507)	2,245
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options		56	101
Proceeds from short-term borrowing		4,625
Repayment of short-term borrowing		(4,625)
Repurchase of ordinary shares	(374)	(1,049)	(2,525)
Net cash used in financing activities	(374)	(993)	(2,424)
Effect of exchange rate changes on cash and cash equivalents	1,575	554	(701)
Net decrease in cash and cash equivalents	(219)	(25,093)	(26,986)
Cash, cash equivalents and restricted cash at beginning of year	48,607	73,700	100,686
Cash, cash equivalents and restricted cash at end of year	48,388	48,607	73,700
Cash paid:
Interest paid	10	16	47
Income taxes paid	$ 2,100	$ 1,400	$ 1,221